TURNOVER (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Turnover Details Abstract
Net sales	$ 1,879.9	$ 1,760.8	$ 1,650.1
Advertising income	44.3	41.7	37.1
Turnover	$ 1,924.2	$ 1,802.5	$ 1,687.2